UNITED STATES
      	     SECURITIES AND EXCHANGE COMMISSION
	     	          Washington, D.C.  20549

		   	   FORM 13F

	          	       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):	[    ]   is a restatement.
					[    ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Minis & Co., Inc.
Address:	115 E. Bay Street
		Savannah, GA  31412

13F File Number:	28-1468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Russell W. Carpenter
Title:	President
Phone:	912-233-4715
Signature, Place, and Date of Signing:

	Russell W. Carpenter	Savannah, Georgia	 January 31, 2002

Report Type  (Check only one.):

[ X ]		13F HOLDINGS REPORT

[     ] 		13F NOTICE

[     ]		13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

				FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:		0

Form13F Information Table Entry Total:	66

Form13F Information Table Value Total:	212132

List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184A105     4769   148582 SH       SOLE                                     148582
AT&T Corp.                     COM              001957109      284    15682 SH       SOLE                                      15682
Allstate Corp.                 COM              020002101     4458   132278 SH       SOLE                                     132278
American Express Co.           COM              025816109     4412   123630 SH       SOLE                                     123630
American Home Products         COM              026609107     5220    85075 SH       SOLE                                      85075
American Intl. Group           COM              026874107     3311    41697 SH       SOLE                                      41697
Amgen Corp.                    COM              031162100     4624    81920 SH       SOLE                                      81920
Amsouth Bancorporation         COM              032165102     1765    93410 SH       SOLE                                      93410
BP Amoco PLC Spons ADR         COM              055622104     3586    77108 SH       SOLE                                      77108
Bank of America Corp.          COM              060505104     5527    87807 SH       SOLE                                      87807
Bell South Corp.               COM              079860102     1646    43137 SH       SOLE                                      43137
Boston Scientific Corp.        COM              101137107      408    16900 SH       SOLE                                      16900
Bristol Myers Squibb Co.       COM              110122108      906    17770 SH       SOLE                                      17770
CVS Corp.                      COM              126650100     3081   104092 SH       SOLE                                     104092
Caterpillar Inc.               COM              149123101      200     3832 SH       SOLE                                       3832
ChevronTexaco Corp.            COM              166764100     6011    67081 SH       SOLE                                      67081
Coca Cola Co.                  COM              191216100      998    21176 SH       SOLE                                      21176
Conoco Inc.                    COM              208251504     4323   152760 SH       SOLE                                     152760
Costco Wholesale Corp.         COM              22160k105     5705   128550 SH       SOLE                                     128550
Disney (Walt) Co.              COM              254687106     1417    68395 SH       SOLE                                      68395
Dow Jones & Co.                COM              260561105      312     5700 SH       SOLE                                       5700
DuPont                         COM              263534109      254     5982 SH       SOLE                                       5982
Emerson Electric Co.           COM              291011104     1989    34830 SH       SOLE                                      34830
Exxon Mobil Corp.              COM              30231G102     7755   197319 SH       SOLE                                     197319
Gannett Co. Inc.               COM              364730101     8701   129427 SH       SOLE                                     129427
General Electric Co.           COM              369604103    10839   270430 SH       SOLE                                     270430
General Motors Corp Cl H       COM              370442832     1541    99762 SH       SOLE                                      99762
General Motors Corp.           COM              370442105     3177    65376 SH       SOLE                                      65376
Goldman Sachs Group            COM              38141g104     1020    11000 SH       SOLE                                      11000
H. J. Heinz Co.                COM              423074103     3902    94900 SH       SOLE                                      94900
Hewlett - Packard              COM              428236103     1693    82410 SH       SOLE                                      82410
Home Depot Inc.                COM              437076102     5919   116031 SH       SOLE                                     116031
Int'l Business Machines Corp.  COM              459200101     7704    63687 SH       SOLE                                      63687
Intel Corp.                    COM              458140100     3323   105646 SH       SOLE                                     105646
Interpublic Group of Cos Inc.  COM              460690100      235     7948 SH       SOLE                                       7948
Jefferson - Pilot              COM              475070108     1539    33263 SH       SOLE                                      33263
Johnson & Johnson              COM              478160104    10347   175076 SH       SOLE                                     175076
Kimberly - Clark               COM              494368103     4203    70290 SH       SOLE                                      70290
Kraft Foods                    COM              50075n104     1786    52475 SH       SOLE                                      52475
Liberty Media Corp. Series A   COM              530718105      612    43700 SH       SOLE                                      43700
Lowe's Cos.                    COM              548661107      278     6000 SH       SOLE                                       6000
Media General Inc Cl A         COM              584404107      498    10000 SH       SOLE                                      10000
Merck & Co. Inc.               COM              589331107     8801   149671 SH       SOLE                                     149671
Minnesota Mining & Mfg. Co.    COM              604059105     6935    58665 SH       SOLE                                      58665
Morgan Stanley Dean Witter & C COM              617446448     7396   132206 SH       SOLE                                     132206
Murphy Oil Corp.               COM              626717102     2962    35250 SH       SOLE                                      35250
News Corp Pfd Class A          COM              652487802      209     7900 SH       SOLE                                       7900
Pepsico Inc.                   COM              713448108     1383    28405 SH       SOLE                                      28405
Pfizer, Inc.                   COM              717081103     5302   133050 SH       SOLE                                     133050
Pharmacia Corp.                COM              71713u102      671    15740 SH       SOLE                                      15740
Philip Morris Cos. Inc.        COM              718154107      390     8500 SH       SOLE                                       8500
Phillips Petroleum             COM              718507106     3490    57910 SH       SOLE                                      57910
Procter & Gamble               COM              742718109     2889    36513 SH       SOLE                                      36513
Schering-Plough                COM              806605101     4132   115375 SH       SOLE                                     115375
Schlumberger Ltd.              COM              806857108     1169    21270 SH       SOLE                                      21270
Sears, Roebuck & Co.           COM              812387108     7215   151440 SH       SOLE                                     151440
Standard & Poor's Dep. Rcpts.  COM              78462f103      597     5225 SH       SOLE                                       5225
SunTrust Banks Inc.            COM              867914103      207     3300 SH       SOLE                                       3300
U. S. Bancorp                  COM              902973304     2187   104500 SH       SOLE                                     104500
United Parcel Service Cl B     COM              911312106     4855    89075 SH       SOLE                                      89075
United Technologies Corp.      COM              913017109     4655    72027 SH       SOLE                                      72027
Verizon Communications         COM              92343v104      641    13505 SH       SOLE                                      13505
Wachovia Corporation           COM              929903102     3856   122974 SH       SOLE                                     122974
Wal-Mart Stores                COM              931142103      432     7500 SH       SOLE                                       7500
Wells Fargo & Co.              COM              949746101      491    11300 SH       SOLE                                      11300
WorldCom Inc.-WorldCom Group   COM              98157d106      988    70149 SH       SOLE                                      70149